CONVERTIBLE NOTES (Details 3) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 02, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Change in fair value of derivative	$ (1,285,169)	$ 0	$ (464,500)	$ 0	$ (1,004,167)	$ (2,000,605)	$ (2,076,499)
Warrant liability [Member]
Debt Instrument [Line Items]
Change in fair value of derivative		0	(90,000)	0	(280,000)	(190,000)	(580,000)
Rights liability [Member]
Debt Instrument [Line Items]
Change in fair value of derivative		0	(150,000)	0	(140,000)	(48,937)	130,000
March 2013 Notes [Member]
Debt Instrument [Line Items]
Change in fair value of derivative		0	(75,000)	0	(187,500)	(562,500)	(525,000)
July 2013 Notes [Member]
Debt Instrument [Line Items]
Change in fair value of derivative		0	(33,334)	0	(83,333)	(250,000)	(233,333)
September 2013 Notes [Member]
Debt Instrument [Line Items]
Change in fair value of derivative		0	(107,000)	0	(267,500)	(802,500)	(749,000)
January 2014 Notes [Member]
Debt Instrument [Line Items]
Change in fair value of derivative		$ 0	$ (9,166)	$ 0	$ (45,834)	$ (146,668)	$ (119,166)